Cover Page	Dec. 08, 2025
Entity Information [Line Items]
Document Type	8-K
Entity Registrant Name	Spire Inc.
Document Period End Date	Dec. 08, 2025
Entity Address, Postal Zip Code	63101
Entity Address, Address Line One	700 Market Street
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Local Phone Number	342-0500
Entity Incorporation, State or Country Code	MO
Entity Tax Identification Number	74-2976504
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	1-16681
City Area Code	314
Amendment Flag	false
Entity Central Index Key	0001126956
Entity Emerging Growth Company	false
Common Stock $1.00 par value [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock $1.00 par value
Trading Symbol	SR
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of 5.90% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $25.00 per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 5.90% Series A Cumulative Redeemable Perpetual Preferred Stock, par value
Trading Symbol	SR.PRA
Security Exchange Name	NYSE